VESSELS AND EQUIPMENT,NET (Narrative) - large_range_2Tanker_vessel_type	1 Months Ended			6 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Number of sold vessels				2
Number of newbuild vessels delivered	2	2	4	2